May 2, 2008

Supplement

SUPPLEMENT DATED MAY 2, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
CLASS X and CLASS Y
Dated May 1, 2008

Effective May 2, 2008, all references to the Custodian of the Fund’s assets are hereby amended to reflect State Street Bank and Trust Company. The address of State Street Bank and Trust Company is One Lincoln Street, Boston, Massachusetts, 02111.

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J. David Germany has announced his retirement from the Investment Adviser. Therefore, all references to Mr. Germany in the Statement of Additional Information are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.